Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of inventories

	December 31,
	2018	2017

Finished products (*)	$251	$1,199

	$251	$1,199

(*)	Includes amounts of $35 and $612 for 2018 and 2017, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met yet.